Description of Organization and Business Operations and Liquidity (Details) - USD ($)									3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 28, 2024	Sep. 29, 2023	Apr. 10, 2023	Mar. 24, 2023	Aug. 16, 2022	Jan. 14, 2022	Dec. 30, 2021	Dec. 27, 2021	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Aug. 29, 2023	Aug. 01, 2023	Jun. 29, 2023	May 26, 2023	Apr. 27, 2023	Mar. 28, 2023	Dec. 23, 2022	Sep. 27, 2022
Description of Organization and Business Operations and Liquidity [Line Items]
Incorporated date									May 27, 2021				May 27, 2021
Consummated units (in Shares)													109,436,178
Units right shares (in Shares)							1
Shares of public rights (in Shares)							1
Underwriters option period									45 days				45 days
Sale of stock units (in Shares)													22,500,000
Deferred underwriting fees payable									$ 2,704,690				$ 2,704,690	$ 2,704,690
Share price (in Dollars per share)									$ 10				$ 10
Investment maturity days									185 days				185 days
Net tangible assets									$ 5,000,001				$ 5,000,001
Percentage of public share sold in IPO									20.00%				20.00%
Percentage of obligation to redeem public shares									100.00%				100.00%
Dissolution expenses									$ 100,000				$ 100,000
Deposit into trust account																					$ 772,769	$ 772,769
Cash redemption price (in Dollars per share)									$ 11.25				$ 11.22	$ 10.98
Redeem ordinary shares (in Shares)									1,125,000				1,125,000
U.S. federal tax rate									21.00%	21.00%			21.00%	21.00%
Percentage of excise tax									1.00%				1.00%
Percentage of Additional Interest and Penalties											10.00%
Percentage of underpayment penalty											5.00%
Total liability percentage											25.00%
Interest and penalties accrued									$ 23,694
Total interest and penalties									37,203				$ 13,509
Percentage of shares redeemed													1.00%
Excise tax liability									742,784				$ 719,090	$ 583,520
Cash									738	$ 6,760			1,185	6,760
Working capital deficit									8,827,713				$ 8,210,221
Units price per share (in Dollars per share)													$ 10
Interest and penalties									$ 23,694				$ 13,509
Trust Account [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Share price (in Dollars per share)									$ 10				$ 10
Deposit into trust account				$ 80,400,000
Common Stock [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Units share of public shares (in Shares)							1
Exercised shares (in Shares)				4,097,964		224,328
Cash redemption price (in Dollars per share)				$ 10.4
Aggregate redemption amount				$ 42,600,000
Redeemed shares (in Shares)													1,090,062	5,554,835
Redeemed shares, value													$ 12,219,791	$ 58,351,987
Common Stock [Member] | Trust Account [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Deposit into trust account				$ 37,800,000
March Extensions [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Exercised shares (in Shares)				4,097,964
Exercised option amount			$ 42,600,000
Share price (in Dollars per share)				$ 10
Extension payment												$ 125,000
Aggregate redemption amount				$ 42,600,000
September Extensions [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Exercised shares (in Shares)		1,456,871
Cash redemption price (in Dollars per share)		$ 10.79
Aggregate redemption amount		$ 15,700,000
June Extension [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Exercised shares (in Shares)	1,090,062
Deposit into trust account	$ 12,060,000.00
Cash redemption price (in Dollars per share)	$ 11.21
Aggregate redemption amount	$ 12,220,000
June Extension [Member] | Trust Account [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Deposit into trust account	$ 24,280,000
Sponsor [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Gross proceeds of private placement									$ 3,475,000				$ 3,475,000
Investor [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Consummated units (in Shares)									337,500				337,500
Business Combination [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Deferred underwriting fees payable									$ 2,704,690				$ 2,704,690
Percentage of aggregate fair market value									80.00%				80.00%
Percentage of outstanding voting securities									50.00%				50.00%
Deposit into trust account															$ 125,000	$ 125,000	$ 125,000	$ 125,000	$ 125,000	$ 125,000
U.S. [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
U.S. federal tax rate					1.00%
Initial Public Offering [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Consummated units (in Shares)							7,500,000
Proceeds from IPO							$ 75,000,000
Sale of stock units (in Shares)									7,500,000				7,500,000
Sale of unit, pirce per share (in Dollars per share)									$ 10				$ 10
Exercised shares (in Shares)						227,686
Exercised option amount									$ 4,788,446				$ 4,788,446
Underwriting fees									1,545,537				1,545,537
Other costs									538,219				538,219
Net proceeds of sale units									$ 75,000,000				$ 75,000,000
Share price (in Dollars per share)									$ 10				$ 10
Initial Public Offering [Member] | Business Combination [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Price per share (in Dollars per share)							$ 10
Private Placement Units [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Gross proceeds of private placement						$ 45,540		$ 3,475,000
Sale of stock units (in Shares)						4,554
Sale of unit, pirce per share (in Dollars per share)						$ 10		$ 10
Private Placement Units [Member] | Sponsor [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Consummated units (in Shares)									347,500				347,500
Price per share (in Dollars per share)									$ 10				$ 10
Over-allotment Units [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Consummated units (in Shares)						227,686			1,125,000				1,125,000
Price per share (in Dollars per share)						$ 10
Proceeds from IPO						$ 2,276,860
Gross proceeds of private placement						$ 2,276,860
Underwriters option period									45 days				45 days
Option to purchase units (in Shares)						227,686			1,125,000				1,125,000
Gross proceeds from option exercised						$ 2,276,860
Over-allotment Units [Member] | Trust Account [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Proceeds from IPO						$ 77,276,860